Lease - Amounts recognised in income statement and cash flows statement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases
Interest expense (included in net finance cost)	R 1,357	R 1,488	R 1,465
Expense relating to short-term leases	474	423	757
Expense relating to leases of low-value assets that are not shown above as short-term leases	79	65	33
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)	32	58	64
Total cash outflow on leases	R 3,753	R 3,882	R 4,048